DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative)	Oct. 08, 2021 USD ($) $ / shares shares
Intial public offering price | $	$ 210,105,000
Business Combination tangible assets | $	$ 5,000,001
Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues | shares	155,250
Share Price | $ / shares	$ 0.0001
Intial public offering price | $	$ 1,121,000
Common Class A [Member] | Underwriter [Member]
Share Price | $ / shares	$ 10.00
Common Class A [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues | shares	20,700,000
Additional option purchase | shares	2,700,000
Stock Issued During Period, Value, New Issues | $	$ 207,000,000
Warrants [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares	23,625,000
Warrants [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Share Price | $ / shares	$ 10.00
Sale of Stock, Number of Shares Issued in Transaction | shares	8,100,000
Sale of Stock, Price Per Share | $ / shares	$ 1.00
Proceed from sales of stock | $	$ 8,100,000